PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2022
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 99.2%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc.	2,200	$529,980
Raytheon Technologies Corp.(a)	26,901	2,558,823
		3,088,803
Air Freight & Logistics 0.6%
FedEx Corp.	11,200	2,515,296
Airlines 0.3%
JetBlue Airways Corp.*	128,700	1,382,238
Auto Components 0.6%
BorgWarner, Inc.	64,400	2,596,608
Automobiles 2.0%
Ford Motor Co.	247,010	3,379,097
General Motors Co.*	87,396	3,380,477
Thor Industries, Inc.(a)	20,100	1,526,997
		8,286,571
Banks 12.0%
Bank of America Corp.	210,411	7,827,289
Bank OZK	19,400	804,518
BOK Financial Corp.	4,100	353,297
Citigroup, Inc.	87,404	4,668,248
Citizens Financial Group, Inc.	57,504	2,379,515
Fifth Third Bancorp	48,654	1,918,427
First Citizens BancShares, Inc. (Class A Stock)	900	630,360
FNB Corp.	43,800	532,170
Huntington Bancshares, Inc.	7,100	98,548
JPMorgan Chase & Co.	77,264	10,216,619
KeyCorp	25,490	508,780
M&T Bank Corp.	14,946	2,689,832
PacWest Bancorp	20,700	653,706
Pinnacle Financial Partners, Inc.	3,400	276,828
PNC Financial Services Group, Inc. (The)	12,497	2,192,099
Prosperity Bancshares, Inc.	6,200	449,500
Regions Financial Corp.	71,011	1,568,633
Truist Financial Corp.	75,368	3,748,804
U.S. Bancorp	32,809	1,741,174

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Webster Financial Corp.	18,400	$903,256
Wells Fargo & Co.	132,432	6,061,413
Wintrust Financial Corp.	2,100	183,519
		50,406,535
Beverages 0.6%
Keurig Dr. Pepper, Inc.	2,300	79,902
Molson Coors Beverage Co. (Class B Stock)	43,582	2,433,619
		2,513,521
Biotechnology 0.7%
Biogen, Inc.*	8,400	1,680,000
Gilead Sciences, Inc.	8,000	518,800
Regeneron Pharmaceuticals, Inc.*	1,400	930,636
		3,129,436
Building Products 0.1%
Johnson Controls International PLC	6,200	337,962
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	66,310	3,090,709
Franklin Resources, Inc.(a)	52,600	1,424,408
Goldman Sachs Group, Inc. (The)	13,590	4,441,892
Invesco Ltd.	67,760	1,310,478
Janus Henderson Group PLC	42,400	1,191,864
Jefferies Financial Group, Inc.	42,000	1,386,840
Morgan Stanley	48,062	4,140,061
State Street Corp.	39,818	2,886,407
		19,872,659
Chemicals 3.1%
Corteva, Inc.	44,600	2,792,852
Dow, Inc.(a)	39,800	2,705,604
DuPont de Nemours, Inc.(a)	45,236	3,069,263
International Flavors & Fragrances, Inc.	14,500	1,916,465
LyondellBasell Industries NV (Class A Stock)	21,174	2,419,130
Mosaic Co. (The)	5,376	336,806
		13,240,120

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 0.8%
Cisco Systems, Inc.	39,400	$1,774,970
Viasat, Inc.*(a)	44,800	1,769,152
		3,544,122
Consumer Finance 1.2%
Ally Financial, Inc.	38,134	1,679,422
Capital One Financial Corp.	27,841	3,559,750
		5,239,172
Containers & Packaging 0.6%
Westrock Co.	53,222	2,580,735
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc. (Class B Stock)*	39,998	12,638,568
Voya Financial, Inc.(a)	22,123	1,517,859
		14,156,427
Diversified Telecommunication Services 3.4%
AT&T, Inc.	259,203	5,518,432
Lumen Technologies, Inc.(a)	218,541	2,674,942
Verizon Communications, Inc.	122,716	6,294,103
		14,487,477
Electric Utilities 2.7%
American Electric Power Co., Inc.	6,700	683,601
Avangrid, Inc.(a)	47,400	2,255,766
Duke Energy Corp.	15,469	1,740,572
Edison International	11,300	789,983
Eversource Energy	2,600	240,032
Exelon Corp.	47,741	2,346,470
NextEra Energy, Inc.	8,000	605,520
Pinnacle West Capital Corp.	7,800	605,670
PPL Corp.	13,678	412,802
Southern Co. (The)(a)	16,700	1,263,522
Xcel Energy, Inc.	6,000	452,040
		11,395,978

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.0%
Regal Rexnord Corp.	500	$62,475
Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc.	36,400	1,763,580
Corning, Inc.	5,200	186,264
TD SYNNEX Corp.	14,300	1,485,055
		3,434,899
Entertainment 0.9%
Walt Disney Co. (The)*	26,200	2,893,528
Warner Bros Discovery, Inc.*	40,161	740,970
		3,634,498
Equity Real Estate Investment Trusts (REITs) 5.8%
Alexandria Real Estate Equities, Inc.	6,700	1,111,865
AvalonBay Communities, Inc.	900	187,164
Cousins Properties, Inc.	68,400	2,363,220
Digital Realty Trust, Inc.	2,700	376,893
Hudson Pacific Properties, Inc.	110,200	2,194,082
JBG SMITH Properties	62,000	1,600,220
Kilroy Realty Corp.	1,600	97,120
Medical Properties Trust, Inc.	134,500	2,499,010
Orion Office REIT, Inc.	80,500	1,073,065
Prologis, Inc.	7,900	1,007,092
Realty Income Corp.	32,800	2,237,616
SL Green Realty Corp.(a)	35,847	2,214,269
Spirit Realty Capital, Inc.	19,900	835,601
VICI Properties, Inc.	93,500	2,884,475
Vornado Realty Trust	33,900	1,185,144
Welltower, Inc.	900	80,181
Weyerhaeuser Co.	57,500	2,272,400
		24,219,417
Food & Staples Retailing 1.1%
Walgreens Boots Alliance, Inc.	65,365	2,864,948
Walmart, Inc.	13,452	1,730,331
		4,595,279

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Food Products 1.8%
Archer-Daniels-Midland Co.	24,200	$2,197,844
Kraft Heinz Co. (The)	63,922	2,418,169
Mondelez International, Inc. (Class A Stock)	5,500	349,580
Tyson Foods, Inc. (Class A Stock)	26,900	2,410,509
		7,376,102
Gas Utilities 0.1%
UGI Corp.	8,900	380,386
Health Care Equipment & Supplies 0.8%
Becton, Dickinson & Co.	3,200	818,560
Enovis Corp.*	4,466	296,274
Medtronic PLC	24,306	2,434,246
		3,549,080
Health Care Providers & Services 4.5%
Anthem, Inc.	2,800	1,426,908
Centene Corp.*	29,500	2,402,480
Cigna Corp.	11,849	3,178,968
CVS Health Corp.	49,687	4,807,217
Laboratory Corp. of America Holdings	2,200	542,784
UnitedHealth Group, Inc.	13,200	6,557,496
		18,915,853
Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	3,027	763,440
Penn National Gaming, Inc.*(a)	54,000	1,725,840
		2,489,280
Household Durables 2.7%
D.R. Horton, Inc.	21,500	1,615,725
Lennar Corp. (Class A Stock)	34,881	2,799,200
Mohawk Industries, Inc.*	17,300	2,447,258
PulteGroup, Inc.	43,500	1,968,810
Toll Brothers, Inc.	48,700	2,457,889
		11,288,882

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.2%
Procter & Gamble Co. (The)	34,472	$5,097,719
Industrial Conglomerates 0.5%
General Electric Co.	17,000	1,330,930
Honeywell International, Inc.	2,900	561,498
		1,892,428
Insurance 6.7%
Aflac, Inc.	52,733	3,194,038
Allstate Corp. (The)	16,797	2,295,982
American International Group, Inc.	54,685	3,208,916
Assured Guaranty Ltd.	4,500	264,825
Axis Capital Holdings Ltd.	22,800	1,335,396
Brighthouse Financial, Inc.*	15,700	771,184
Chubb Ltd.	16,308	3,445,717
CNA Financial Corp.	13,800	632,592
Everest Re Group Ltd.	3,800	1,073,500
First American Financial Corp.	12,900	781,611
Hartford Financial Services Group, Inc. (The)	14,549	1,054,948
Lincoln National Corp.	26,000	1,506,180
Loews Corp.	24,200	1,584,858
MetLife, Inc.	49,119	3,310,129
Old Republic International Corp.	55,900	1,337,128
Travelers Cos., Inc. (The)	9,314	1,667,579
Unum Group	18,600	677,970
		28,142,553
Interactive Media & Services 0.8%
Alphabet, Inc. (Class A Stock)*	400	910,096
Alphabet, Inc. (Class C Stock)*	300	684,234
IAC/InterActiveCorp*	21,100	1,799,830
		3,394,160
Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc. (Class A Stock)	496,843	1,793,603
IT Services 2.5%
Bread Financial Holdings, Inc.	23,400	1,289,340
Fidelity National Information Services, Inc.	35,900	3,751,550

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Fiserv, Inc.*	7,500	$751,350
Global Payments, Inc.	24,500	3,210,480
International Business Machines Corp.	600	83,304
Paysafe Ltd.*	30,300	82,719
StoneCo Ltd. (Brazil) (Class A Stock)*	112,700	1,131,508
		10,300,251
Life Sciences Tools & Services 0.6%
Danaher Corp.	3,000	791,460
Thermo Fisher Scientific, Inc.	3,000	1,702,710
		2,494,170
Machinery 0.8%
Gates Industrial Corp. PLC*(a)	186,200	2,375,912
PACCAR, Inc.	12,900	1,120,236
		3,496,148
Media 3.0%
Comcast Corp. (Class A Stock)	134,182	5,941,579
DISH Network Corp. (Class A Stock)*(a)	112,400	2,566,092
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	12,000	495,720
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	13,400	550,740
News Corp. (Class A Stock)	76,500	1,331,100
Paramount Global (Class B Stock)(a)	51,700	1,774,861
		12,660,092
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	10,800	422,064
Newmont Corp.	14,000	949,900
Nucor Corp.	19,637	2,601,117
United States Steel Corp.(a)	92,800	2,326,496
		6,299,577
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AGNC Investment Corp.	87,220	1,066,701
Annaly Capital Management, Inc.	147,200	972,992

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
New Residential Investment Corp.	89,150	$1,007,395
Starwood Property Trust, Inc.	43,400	1,036,826
		4,083,914
Multiline Retail 0.3%
Kohl’s Corp.	30,500	1,229,760
Multi-Utilities 1.0%
Consolidated Edison, Inc.	19,600	1,945,496
Dominion Energy, Inc.	12,300	1,035,906
Public Service Enterprise Group, Inc.	4,800	328,992
Sempra Energy	4,200	688,212
		3,998,606
Oil, Gas & Consumable Fuels 9.2%
Chevron Corp.	46,238	8,075,929
ConocoPhillips	38,715	4,350,017
Coterra Energy, Inc.	20,900	717,497
Diamondback Energy, Inc.	5,300	805,706
DT Midstream, Inc.	22,300	1,295,630
EOG Resources, Inc.	12,400	1,698,304
Exxon Mobil Corp.	100,771	9,674,016
HF Sinclair Corp.	28,100	1,379,710
Kinder Morgan, Inc.	102,800	2,024,132
Marathon Oil Corp.	16,300	512,309
Marathon Petroleum Corp.	20,640	2,100,946
Phillips 66	22,000	2,217,820
Pioneer Natural Resources Co.(a)	6,900	1,917,786
Valero Energy Corp.	16,400	2,125,440
		38,895,242
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	14,200	1,071,390
Johnson & Johnson	41,120	7,382,274
Merck & Co., Inc.	26,100	2,401,983
Perrigo Co. PLC	39,500	1,574,470
Pfizer, Inc.	114,586	6,077,641
Viatris, Inc.	234,700	2,879,769
		21,387,527

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.7%
Knight-Swift Transportation Holdings, Inc.	50,100	$2,436,864
Ryder System, Inc.	5,874	470,037
		2,906,901
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	1,500	252,600
First Solar, Inc.*	15,100	1,066,211
Intel Corp.	134,564	5,977,333
Micron Technology, Inc.	51,803	3,825,133
		11,121,277
Software 0.3%
Salesforce, Inc.*	7,300	1,169,752
Specialty Retail 0.6%
Foot Locker, Inc.	81,400	2,684,572
Technology Hardware, Storage & Peripherals 1.6%
Hewlett Packard Enterprise Co.	164,863	2,571,863
Western Digital Corp.*	27,000	1,638,630
Xerox Holdings Corp.	129,600	2,439,072
		6,649,565
Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	34,600	2,452,102
Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	80,500	1,121,365
New York Community Bancorp, Inc.(a)	93,100	929,138
		2,050,503
Tobacco 0.2%
Philip Morris International, Inc.	9,243	982,069
Trading Companies & Distributors 0.6%
Air Lease Corp.	64,426	2,423,062

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	9,300	$1,239,597

Total Common Stocks (cost $341,817,737)		417,564,961
Exchange-Traded Fund 0.2%
iShares Russell 1000 Value ETF (cost $1,122,487)	6,900	1,100,757

Total Long-Term Investments (cost $342,940,224)		418,665,718

Short-Term Investments 6.7%
Affiliated Mutual Fund 6.3%
PGIM Institutional Money Market Fund (cost $26,433,386; includes $26,418,979 of cash collateral for securities on loan)(b)(we)	26,459,573	26,438,406
Unaffiliated Fund 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,683,631)	1,683,631	1,683,631

Total Short-Term Investments (cost $28,117,017)		28,122,037

TOTAL INVESTMENTS 106.1% (cost $371,057,241)		446,787,755
Liabilities in excess of other assets (6.1)%		(25,758,955)

Net Assets 100.0%		$421,028,800

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,461,652; cash collateral of $26,418,979 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).